Cover	6 Months Ended
Mar. 31, 2020
Cover page.
Document Type	S-1/A
Amendment Flag	true
AmendmentDescription	AMENDMENT NO. 1 TO FORM S-1
Entity Registrant Name	Warner Music Group Corp.
Entity Central Index Key	0001319161
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false